Revenue From Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

The following table provides information about disaggregated revenue by type of product and contract for the six months ended months ended June 30, 2018:

For the six months ended June 30, 2018

(dollars in thousands)
Graphite Electrodes—Three-to-five-year contracts	$617,447
Graphite Electrodes—Short-term contracts	264,418
By-products	26,366

Total Revenues	$908,231

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
The following table presents estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period (in thousands). The estimated revenues do not include contracts with original duration of one year or less.

Three-to-five-year take-or-pay contracts
(dollars in thousands)
Remainder of 2018	714,709
2019	1,347,005
2020	1,270,684
2021	1,114,294
Thereafter	1,085,725
Total	$5,532,417